PROPERTY AND EQUIPMENT	9 Months Ended
Jul. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The major classifications of property and equipment are summarized as follows:

	July 31, 2026	October 31, 2025
Furniture and equipment	$465,091	$465,091
Less accumulated depreciation	(417,362)	(400,365)
Property and equipment, net	$47,729	$64,726

Depreciation expense for each of the nine months ended July 31, 2026 and 2025 was $16,997 and $16,996, respectively. Depreciation expense for each of the three months ended July 31, 2026 and 2025 was $5,665 and $5,666, respectively.